Document and Entity Information	Dec. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	FORIAN INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40146
Entity Tax Identification Number	85-3467693
Entity Address, Address Line One	41 University Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Newtown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18940
City Area Code	267
Local Phone Number	225-6263
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001829280
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	FORA
Security Exchange Name	NASDAQ